Other operating income, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Gain from disposal of farmland and other assets (Note 22)	$ 1,354	$ 36,227	$ 0
(Loss) / gain from commodity derivative financial instrument	(618)	54,694	40,842
Loss from disposal of other property items	(329)	(95)	(986)
Net (loss) / gain from fair value adjustment of investment property	(325)	13,409	4,302
Losses related to energy business	0	0	(3,247)
Others	(904)	(3)	2,852
Other operating income, net	$ (822)	$ 104,232	$ 43,763